CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Purchases from suppliers	$ 117,721,799	$ 100,932,528	$ 102,197,994
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 107,096,492	$ 93,049,793	$ 100,343,592
Concentration risk percentage	99.00%	92.00%	96.00%
Supplier Concentration Risk [Member] | Company X (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 0	$ 0	$ 22,137,683
Concentration risk percentage	0.00%	0.00%	21.00%
Supplier Concentration Risk [Member] | Company Y (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 82,189,241	$ 61,496,533	$ 36,094,431
Concentration risk percentage	76.00%	61.00%	35.00%
Supplier Concentration Risk [Member] | Company U (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 0	$ 0	$ 11,729,136
Concentration risk percentage	0.00%	0.00%	11.00%
Supplier Concentration Risk [Member] | Company V (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 24,907,251	$ 31,553,260	$ 30,382,342
Concentration risk percentage	23.00%	31.00%	29.00%